Events After the Reporting Period - Additional Information (Detail) € in Millions, $ in Millions	Feb. 03, 2020 EUR (€)	Feb. 03, 2020 USD ($)	Jan. 29, 2020 EUR (€)	Jan. 08, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Business disposal gain (loss)				€ 70
JAPAN | Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Business sold, business combination			€ 153
Business disposal gain (loss)			€ 51
Sale of interest percentage			50.00%
Transamerica [member] | Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Business consideration	€ 635	$ 711
Aegon N.V [member] | JAPAN | Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Business sold, business combination			€ 153
Business disposal gain (loss)			€ 51
Sale of interest percentage			50.00%
Aegon N.V [member] | Transamerica [member] | Disposal of major building [member]
Disclosure of non-adjusting events after reporting period [line items]
Business consideration	€ 635	$ 711